Operating Lease Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Operating Lease Liabilities [Abstract]
Schedule of Aggregate Undiscounted Cash Flows of Operating Lease Payments	The leases have remaining lease terms of one to five years, some of which include options to extend or terminate the leases.
	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Operating lease cost:	$248,000	$283,000	$496,000	$561,000
Total lease cost	$248,000	$283,000	$496,000	$561,000

Other Information
Cash paid for amounts included in the measurement lease liability:	243,000	239,000	486,000	512,000
Operating cash flow from operating leases	$243,000	$239,000	$486,000	$512,000
	June 30, 2026	December 31, 2025
Weighted Average Remaining Lease Term – in years	0.25	0.75
Weighted Average discount rate - %	9.50%	9.50%

The aggregate undiscounted cash flows of operating lease payments, with remaining terms greater than one year are as follows:

Amount
December 31, 2026	730,000
Total future minimum lease payments	730,000
Less: discount	(28,000)
Total operating lease maturities	702,000
Less: current portion of operating lease liabilities	(702,000)
Total long term portion of operating lease maturities	$—

Schedule of Remaining Lease Terms

The aggregate undiscounted cash flows of operating lease payments as of June 30, 2026, with remaining terms greater than one year are as follows:

Amount
December 31, 2026 (remainder of year)	$243,000
Total future minimum lease payments	243,000
Less: discount	(4,000)
Total operating lease maturities	239,000
Less: current portion of operating lease liabilities	(239,000)
Total long term portion of operating lease maturities	$—
The leases have remaining lease terms of one to five years, some of which include options to extend or terminate the leases.
	Year Ended
	December 31, 2025	December 31, 2024
Operating lease cost:	$1,044,000	$1,286,000
Total lease cost	$1,044,000	$1,286,000

Other Information
Cash paid for amounts included in the measurement lease liability:	1,249,000	1,070,000
Operating cash flow from operating leases	$1,249,000	$1,070,000
	December 31, 2025	December 31, 2024
Weighted Average Remaining Lease Term – in years	0.75	1.72
Weighted Average discount rate – %	9.50%	9.36%